Summary of Significant Accounting Policies (Tables)	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Accounting Policies [Abstract]
Schedule of net loss adjusted for portion of income
For the Period from September 19, 2019 (Inception) Through December 31, 2019
Net income	$22,272
Less: Income attributable to common stock subject to possible redemption	(56,863)
Adjusted net loss available to common shares	$(34,591)
Weighted average shares outstanding, basic and diluted	5,864,684
Basic and diluted net loss per share	$(0.01)

	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Net loss	$(1,971,055)	$(915,472)
Less: Income attributable to common stock subject to possible redemption	(34,402)	(1,610,360)
Adjusted net loss available to common shares	$(2,005,457)	$(2,525,832)

Weighted average shares outstanding, basic and diluted	8,226,913	8,209,618

Basic and diluted net loss per common share	$(0.24)	$(0.31)